Proposal for Profit Appropriation - Additional Information (Detail) - Aegon N.V [member] - Dividend Distributed [member] - € / shares		12 Months Ended
	May 25, 2023	Dec. 31, 2022
Common shares [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share	€ 0.12
Common share B [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share		€ 0.003